Insurance Risk Management - Narrative (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Single Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	CAD 25
Single Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit | $		$ 25
Survivorship Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	CAD 30
Survivorship Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit | $		$ 30
Mortality Risk | Life Insurance Contracts Where Higher Mortality Is Financially Adverse
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	2.00%	2.00%	2.00%
Increase (decrease) in net income due to change in corresponding risk variable	CAD (55)		CAD (35)
Increase (decrease) in equity due to change in corresponding risk variable	CAD (55)		CAD (35)
Morbidity Risk | Life Insurance Contracts Where Morbidity Is Significant Assumption
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%
Increase (decrease) in net income due to change in corresponding risk variable	CAD (175)		CAD (150)
Increase (decrease) in equity due to change in corresponding risk variable	CAD (175)		CAD (150)
Longevity Risk | Life Insurance Annuities Contracts
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	(2.00%)	(2.00%)	(2.00%)
Increase (decrease) in net income due to change in corresponding risk variable	CAD (120)		CAD (120)
Increase (decrease) in equity due to change in corresponding risk variable	CAD (120)		CAD (120)
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where Fewer Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to change in corresponding risk variable	CAD (240)		CAD (235)
Increase (decrease) in equity due to change in corresponding risk variable	CAD (240)		CAD (235)
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where More Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	10.00%	10.00%	10.00%
Increase (decrease) in net income due to change in corresponding risk variable	CAD (175)		CAD (130)
Increase (decrease) in equity due to change in corresponding risk variable	CAD (175)		CAD (130)
Expense Risk | Life insurance contracts
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%
Increase (decrease) in net income due to change in corresponding risk variable	CAD (160)		CAD (170)
Increase (decrease) in equity due to change in corresponding risk variable	CAD (160)		CAD (170)